CONVERTIBLE NOTES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE NOTES
Conversion to Series Pre-A redeemable convertible preferred shares (note 14)	$ (30,114)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	(7,985)	$ 4,448	$ 13,162
Changes in fair values of convertible notes due to the instrument-specific credit risk	(2,901)	1,670	33
Conversion to ordinary shares	386,509
Foreign currency translation adjustment	(2,978)	(6,797)	(31,048)
Convertible notes
CONVERTIBLE NOTES
Beginning balance	101,912	76,770	23,445
Issuance of convertible notes	119,284	25,297	75,037
Conversion to Series Pre-A redeemable convertible preferred shares (note 14)			(23,445)
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	14,032	2,992	4,264
Changes in fair values of convertible notes due to the instrument-specific credit risk	10,453	6,963	890
Conversion to ordinary shares	(30,114)
Foreign currency translation adjustment	(1,148)	(1,390)	(3,421)
Partial redemption of convertible notes		(5,648)
Interest paid	(5,357)	(3,072)
Ending balance	188,156	101,912	76,770
- Current portion	113,910
- Non-current portion	74,246
Series Pre-A Note
CONVERTIBLE NOTES
Beginning balance			23,445
Conversion to Series Pre-A redeemable convertible preferred shares (note 14)			(23,445)
Subsidiary Convertible Note
CONVERTIBLE NOTES
Beginning balance	81,635	76,770
Issuance of convertible notes			75,037
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	7,905	2,376	4,264
Changes in fair values of convertible notes due to the instrument-specific credit risk	8,789	6,951	890
Foreign currency translation adjustment	(1,148)	(1,390)	(3,421)
Interest paid	(5,357)	(3,072)
Ending balance	74,246	81,635	76,770
- Non-current portion	74,246
2023 Convertible Notes
CONVERTIBLE NOTES
Beginning balance	20,277
Issuance of convertible notes	9,500	25,297
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	337	616	0
Changes in fair values of convertible notes due to the instrument-specific credit risk	0	12	$ 0
Conversion to ordinary shares	(30,114)
Partial redemption of convertible notes		(5,648)
Ending balance		$ 20,277
2024 Convertible Notes
CONVERTIBLE NOTES
Issuance of convertible notes	109,784
Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	5,790
Changes in fair values of convertible notes due to the instrument-specific credit risk	1,664
Ending balance	113,910
- Current portion	$ 113,910